UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Fundrise Real Estate Interval Fund, LLC

Investment Company Act file number 811-23448

11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Address of Principal Executive Offices)

(202) 584-0550
(Registrant’s Area Code and telephone number)

Bjorn J. Hall
Rise Companies Corp.
11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Name and Address of Agent for Service)

Copies to:

Paul J. Delligatti, Esq.
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 through June 30, 2026

Item 1.  Reports to Stockholders.

(a)
Fundrise Real Estate Interval Fund, LLC
Consolidated Semi-Annual Report
For the Six Months Ended
June 30, 2026

TABLE OF CONTENTS
Consolidated Schedule of Investments (Unaudited) 3
Consolidated Statement of Assets and Liabilities (Unaudited) 5
Consolidated Statement of Operations (Unaudited) 6
Consolidated Statements of Changes in Net Assets 7
Consolidated Statement of Cash Flows (Unaudited) 8
Consolidated Financial Highlights 9
Notes to Consolidated Financial Statements (Unaudited) 11
Additional Information (Unaudited) 29

Fundrise Real Estate Interval Fund, LLC
Consolidated Schedule of Investments (UNAUDITED)
June 30, 2026

See accompanying notes to consolidated financial statements.
(Amounts in thousands)
Value as of
Par/Shares Description Acquisition Date June 30, 2026
Real Estate Co-Investment Joint Ventures - 81.9%
Industrial - 14.4%
N/A Fundrise Industrial JV 1, LLC  (Cost $4,461)
(1)(2)(3)(4)
06/04/21 $ 3,507
N/A Fundrise Industrial JV 2, LLC  (Cost $195,373)
(1)(2)(3)(4)
09/29/21 174,547
Total Industrial (Cost $199,834 ) $ 178,054
Multi-Family Residential - 16.9%
N/A Fundrise MF JV 1, LLC  (Cost $228,691)
(1)(2)(3)(4)
03/05/21 $ 208,479
Total Multi-Family Residential (Cost $228,691 ) $ 208,479
Single Family Residential - 50.6%
N/A Fundrise SFR Dev JV 1, LLC  (Cost $27,877)
(1)(2)(3)(4)
04/02/21 $ 26,326
N/A Fundrise SFR JV 1, LLC  (Cost $571,956)
(1)(2)(3)(4)
01/25/21 486,465
N/A Fundrise SFR JV 2, LLC  (Cost $83,030)
(1)(2)(3)(4)
01/09/23 111,019
Total Single Family Residential (Cost $682,863 ) $ 623,810
Total Real Estate Co-Investment Joint Ventures (Cost $1,111,388) $ 1,010,343
Private Real Estate - 3.2%
Senior Debt - 3.2%
Data Centers - 3.2%
$ 35,750 Nexus Apex Holdings, LLC | Hubbard, TX, 12.55% (8.27% Cash + 4.28% PIK),
03/02/29 (Cost $36,107)
(2)(3)(5)
03/02/26 $ 39,281
Total Senior Debt (Cost $36,107) $ 39,281
Total Private Real Estate (Cost $36,107) $ 39,281
Technology Private Equity Portfolio Company - 1.6%
Artificial Intelligence - 1.6%
N/A FSTK FR, LP, LP Interest (Cost $21,594)
(2)(3)(4)(6)
06/02/26 $ 19,312
Total Technology Private Equity Portfolio Company (Cost $21,594) $ 19,312
Investment Company - 8.1%
1,163 Fundrise Innovation Fund, LLC
(1)(4)
$ 100,537
Total Investment Company (Cost $21,229) $ 100,537
Short-Term Investment - 9.2%
112,971 JP Morgan U.S. Treasury Plus Money Market Fund, Capital Shares, 3.61%
(7)
$ 112,971
Total Short-Term Investment (Cost $112,971) $ 112,971
Total investments, at value - 104.0% (Cost $1,303,289) $ 1,282,444
Liabilities in excess of other assets - (4.0)% (49,787)
Total Net Assets - 100.0% $ 1,232,657
LLC Limited Liability Company
LP Limited Partnership
PIK Payment in Kind
(1)
Investment in an affiliate. See Note 6, Investment Manager Fees and Other Related Party Transactions for additional information.
(2)
Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the consolidated financial statements for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(3)
Restricted security. The aggregate value of restricted securities at June 30, 2026 is approximately $1,068,936 (amount in thousands) and represents approximately 86.7% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(4)
Non-income producing investment.
(5)
The investment accrues interest at a stated rate, consisting of both cash and PIK components. The rate applicable to the PIK portion is disclosed separately. See Note 2, Summary of Significant Accounting Policies for additional information.
(6)
FSTK FR, LP is a special purpose vehicle that solely invests in Fluidstack , Ltd.
(7)
Rate disclosed is representative of the seven-day effective yield as of June 30, 2026.

Fundrise Real Estate Interval Fund, LLC
Consolidated Schedule of Investments (UNAUDITED)(CONTINUED)
June 30, 2026

See accompanying notes to consolidated financial statements.
PORTFOLIO COMPOSITION (As of June 30, 2026 )
Percent of Total
Investments
Single Family Residential 48.6%
Multi-Family Residential 16.3%
Industrial 13.9%
Data Centers 3.1%
Other 18.1%
Total Investments 100.0%

Fundrise Real Estate Interval Fund, LLC
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2026

See accompanying notes to consolidated financial statements.
(Amounts in thousands, except share and per share data)
Assets
Investments in non-controlled affiliated entities, at fair value (Cost $1,132,617) $ 1,110,880
Investments in unaffiliated entities, at fair value (Cost $170,672) 171,564
Cash 1,647
Interest and dividend receivable from unaffiliated investments 866
Debt issuance costs – Revolving Credit Commitment 684
Receivable for investments sold 230
Prepaid expenses 121
Total Assets
$ 1,285,992
Liabilities
Credit Facility, net – Term Loan $ 46,887
Marketing expenses payable 2,151
Settling subscriptions 913
Management fees payable 841
Distributions payable 633
Professional fees payable 565
Payable for investments purchased 563
Accounts payable and accrued expenses 392
Redemptions payable 390
Total Liabilities
$ 53,335
Commitments and Contingencies
(1)
Total Net Assets
$ 1,232,657
Components of Net Assets
Paid-in capital $ 1,157,209
Distributable earnings 75, 448
Total Net Assets
$ 1,232,657
Net Asset Value
Net Assets $ 1,232,657
Common shares outstanding as of June 30, 2026; unlimited shares authorized 98,450,123
Net Asset Value Per Share $ 12.52
(1)
See Note 2, Summary of Significant Accounting Policies for additional information .

Fundrise Real Estate Interval Fund, LLC
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2026

See accompanying notes to consolidated financial statements.
(Amounts in thousands)
Investment Income
Dividend income from unaffiliated investments $ 1,220
Interest income - PIK from unaffiliated investments 1,057
Interest income from unaffiliated investments 607
Total Investment Income
$ 2,884
Expenses
Management fees $ 5,312
Interest expense - Credit Facility 3,118
Marketing expenses 3,107
Miscellaneous expenses 489
Professional fees 339
Custody fees 303
Transfer agent fees 97
Directors’ fees 88
Real estate operating fees 38
Total Expenses $ 1 2 , 891
Affiliated fund fee waiver (See Note 6)
(176)
Net Expenses
$ 12,715
Net Investment Income (Loss)
$ (9,831)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from non-controlled affiliated investments
$ 164,114
Net change in unrealized appreciation/depreciation from unaffiliated investments
892
Net change in unrealized appreciation/depreciation from non-controlled affiliated investments
(81,837)
Total Net Realized and Unrealized Gain (Loss) from Investments
$ 83,169
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 73,338

Fundrise Real Estate Interval Fund, LLC
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes to consolidated financial statements.
(Amounts in thousands)
For the Six
Months Ended
June 30, 2026
(Unaudited)
For the Year
Ended
December 31, 2025
Operations:
Net investment income (loss) $ (9,831) $ (17,742)
Net realized gain (loss) from investments 164,114 537
Net change in unrealized appreciation/depreciation from investments (80,945) 33,307
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 73,338 $ 16,102
Distributions to Common Shareholders From:
Return of capital (1,230) (2,559)
Net Decrease in Net Assets from Distributions to Common Shareholders
$ (1,230) $ (2,559)
Capital Share Transactions:
Proceeds from sale of shares $ 106,343 $ 220,607
Distributions reinvested 206 346
Repurchase of shares
(169,265) (251,584)
Net Increase (Decrease) in Net Assets from Capital Share Transactions
$ (62,716) $ (30,631)
Net Increase (Decrease) in Net Assets
$ 9,392 $ (17,088)
Net Assets:
Beginning of Period
$ 1,223,265 $ 1,240,353
End of Period
$ 1,232,657 $ 1,223,265

Fundrise Real Estate Interval Fund, LLC
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2026

See accompanying notes to consolidated financial statements.
(Amounts in thousands)
Operating Activities:
Net increase (decrease) in net assets resulting from operations $ 73,338
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities:
Investments in non-controlled affiliated entities (84,990)
Investments in unaffiliated entities (56,081)
Net change in investments in short-term investments (48,606)
Return of capital distributions from non-controlled affiliated investments 25,397
PIK interest from unaffiliated investments (1,057)
Net change in unrealized appreciation/depreciation from non-controlled affiliated investments 81,837
Net change in unrealized appreciation/depreciation from unaffiliated investments (892)
Net realized (gain) loss from non-controlled affiliated investments (164,114)
Proceeds from sale of non-controlled affiliated investments 192,655
Amortization of debt issuance costs 410
Changes in assets and liabilities:
Net (increase) decrease in interest and dividends receivable from unaffiliated investments (733)
Net (increase) decrease in prepaid expenses 108
Net increase (decrease) in management fees payable (37)
Net increase (decrease) in professional fees payable 46
Net increase (decrease) in accounts payable and accrued expenses 241
Net increase (decrease) in marketing expenses payable 1,309
Net cash provided by (used in) operating activities
$ 18,831
Financing Activities:
Proceeds from sale of shares $ 106,215
Cash paid for shares repurchased (169,112)
Distributions paid (1,049)
Payment of debt issuance costs (3,394)
Proceeds from Term Loan 75,000
Repayment of Term Loan (25,813)
Proceeds from Revolving Credit Commitment 25,000
Repayment of Revolving Credit Commitment (25,000)
Net cash provided by (used in) financing activities
$ (18,153)
Net increase (decrease) in cash $ 678
Cash, beginning of period 969
Cash, end of period
$ 1,647
Supplemental Disclosure of Non-Cash Activity:
Distributions reinvested $ 206
Purchase of private real estate through restructuring of investment in unaffiliated entity 5,750
Sale of private real estate through restructuring of investment in unaffiliated entity 5,000
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest $ 2,689

Fundrise Real Estate Interval Fund, LLC
CONSOLIDATED FINANCIAL HIGHLIGHTS

See accompanying notes to consolidated financial statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2026
(Unaudited)
For the Years Ended December 31,
2025 2024 2023 2022 2021
Net Asset Value, Beginning of
Period
$ 11.82 $ 11.69 $ 10.90 $ 12.41 $ 12.81 $ 10.00
Income from Investment
Operations
Net investment income (loss)
(1)
$ (0.10) $ (0.17) $ (0.17) $ (0.03) $ (0.13) $ (0.22)
Net realized and unrealized gain
(loss) on investments
0. 81 0.33 0.99 (1.43) (0.12) 3.21
Total Income (Loss) from
Investment Operations
$ 0.71 $ 0.16 $ 0.82 $ (1.46) $ (0.25) $ 2.99
Distributions to Common
Shareholders From:
Return of capital
$ (0.01) $ (0.03) $ (0.03) $ (0.05) $ (0.15) $ (0.18)
Total Distributions to Common
Shareholders
$ (0.01) $ (0.03) $ (0.03) $ (0.05) $ (0.15) $ (0.18)
Net Asset Value, End of Period
$ 12.52 $ 11.82 $ 11.69 $ 10.90 $ 12.41 $ 12.81
Total Investment Return Based on
Net Asset Value
(2)
6.03%
(3)
1.33% 7.50% (11.79)% (1.96)% 29.35%
Ratios and Supplemental Data
Net assets at end of period
(thousands) $ 1,232,657 $ 1,223,265 $ 1,240,353 $ 1,197,440 $ 1,319,189 $ 724,940
Including interest expense:
Ratio of gross expenses to
average net assets
(4)(5)
2. 06%
(6)
1.58% 1.77% 1.09% 1. 13% 1.67%
(7)
Ratio of net expenses to average
net assets
(5)
2.04%
(6)
1.58% 1.77% 1.09% 1. 13% 1.98%
(7)
Ratio of net investment loss to
average net assets
(5)
(1.57)%
(6)
(1.47)% (1.53)% (0.21)% (1.01)% (1.95)%
(7)
Excluding interest expense:
Ratio of gross expenses to
average net assets
(4)(5)
1. 56%
(6)
1.57% 1.77% 1.09% 1.13% 1.67%
(7)
Ratio of net expenses to average
net assets
(5)
1.54%
(6)
1.57% 1.77% 1.09% 1.13% 1.98%
(7)
Ratio of net investment loss to
average net assets
(5)
(1.07)%
(6)
(1.46)% (1.53)% (0.21)% (1.01)% (1.95)%
(7)
Portfolio turnover rate 12%
(3)(8)
2% 1% 3% 4% –%
(1)
Based on average shares outstanding during each period.
(2)
Total investment return based on net asset value is based upon the change in net asset value per share between the opening and ending net asset values per share in the period indicated and assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment policy. Returns shown do not reflect the deduction of taxes that a Shareholder would pay on Fund distributions or the repurchase of Fund shares.
(3)
Not annualized.
(4)
Reflects the expense ratio excluding any waivers and/or reimbursements.
(5)
Expenses do not include operating expenses of the underlying investments or expenses of investment companies.
(6)
Annualized.
(7)
The ratio is net of a waiver of 0.99%, which is deemed to be voluntary as the total expense ratio did not exceed the expense cap for the year ended
December 31, 2021 and is inclusive of fee recoupment and expense reimbursement of 1.30%.
(8)
Excludes the impact of in-kind transactions.

Fundrise Real Estate Interval Fund, LLC
CONSOLIDATED FINANCIAL HIGHLIGHTS (CONTINUED)

See accompanying notes to consolidated financial statements.
Credit Facility
The Fund engaged in a credit facility as of the periods as presented as follows:
For the Six
Months Ended
June 30, 2026
(Unaudited)
For the Years Ended December 31,
2025 2024 2023 2022 2021
Credit Facility
Total amount outstanding
(thousands) $ 49,187 $ – $ – $ – $ – $ –
Asset coverage per $1,000 26,0 61 – – – – –

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)
June 30, 2026

1. Formation and Organization
Fundrise Real Estate Interval Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected and has qualified to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of
Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2021, and intends to continue to qualify as a REIT. The Fund is organized as a continuously offered, non-
diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the
“1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on December 18, 2020. The
Fund commenced investment operations on January 1, 2021.
The Fund’s investment objective is to seek to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of private real estate (real property whose ownership interests are not traded on public markets) and publicly traded real estate-related investments.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial
Services - Investment Companies (“ASC 946”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The estimates and assumptions underlying these consolidated financial statements are based on information available as of June 30,
2026, including judgments about the financial market and economic conditions which may change over time.
In accordance with ASC 946, the Fund does not consolidate entities in which it invests in the ordinary course of its investment activities; such investments are carried at fair value and included in the Fund's Schedule of Investments.
Fundrise Interval Holdco, LLC (the “Holdco”) is a wholly-owned subsidiary of the Fund and is therefore consolidated in accordance with ASC Topic 810, Consolidation. All intercompany accounts and transactions are eliminated in consolidation.
Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The initial value of the Fund’s real estate debt investments in loans, including senior mortgage loans, subordinated mortgage loans
(also referred to as B-Notes) and mezzanine loans, will generally be the par value acquisition price of such instrument. The Adviser will generally determine subsequent revaluations of the Fund’s real estate debt investments by the yield or equity method via a discounted cash flow analysis that uses current market rates derived from observable market data.
Fixed income securities are valued by an independent pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
These securities are generally classified in Level 2 of the fair value hierarchy.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. Investments in exchange-traded or other listed registered investment companies are valued at their quoted market price as of the close of each business day. These securities are generally classified in Level 1 of the fair value hierarchy.
Real Estate Co-Investment Joint Ventures are stated at fair value. See Note 7 , Investments for further information regarding the Real

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

Estate Co-Investment Joint Ventures. The Fund’s ownership interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable, and any other assets and liabilities of the joint venture. The fair values of real estate investments are generally determined by considering the income, cost, or sales comparison approaches of estimating property value. The income approach may be based on the discounted cash-flow method or the direct capitalization method. The discounted cash-flow method estimates an income stream for a property (typically 10 years) and discounts this income plus a reversion (presumed sale) into a present value at a risk adjusted rate. The discount rate and the exit capitalization rate are significant inputs in valuations based on discounted cash flow analysis. These rates are based on the location, type, and nature of each property, as well as current and anticipated market conditions. The direct capitalization method converts a single year's estimated stabilized net operating income into a value indication by applying a market-based capitalization rate. Discount rates, market-based capitalization rates, and growth assumptions utilized in the income approach are derived from market transactions as well as other financial and industry data. The cost approach estimates the replacement cost of the building less depreciation plus the land value. The sales comparison approach compares recent transactions to the subject property. Adjustments are made for dissimilarities that typically provide a range of value.
The Fund may invest in Portfolio Companies by purchasing securities directly from such Portfolio Companies, or through co-
investment vehicles (“CIV”) and special purpose vehicles (“SPV”). Portfolio Companies may include, but are not limited to, companies operating across the technology, artificial intelligence (“AI”), or infrastructure ecosystem and related industries, including, among others, businesses involved in compute, semiconductors and related components, data centers, networking and connectivity, power generation and transmission, energy storage, cooling and other data center infrastructure, cloud infrastructure, software and technology-enabled services, and other products and services that support the development, deployment or operation of AI and other compute-intensive technologies. Portfolio Companies may be at varying stages of development and may have differing business models, capital requirements and operating histories.
The majority of the Fund’s investments in Portfolio Companies have no readily available market quotations and, as such, are valued at fair value in good faith by the Adviser, as the Fund’s Valuation Designee. There is no single standard for determining the fair value of a security. Rather, fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes. For certain growth Portfolio Companies, traditional valuation methods (e.g., discounted cash flow) are often a less reliable tool for valuing investments in accordance with ASC 820. As such, until the Portfolio Companies grow to a point where traditional valuation methods apply, the Adviser may deem it more appropriate to utilize other valuation methodologies.
Certain private Portfolio Companies may raise capital from investors in organized funding rounds. During such funding rounds, a
Portfolio Company will seek a lead investor who will, to their best effort, define a valuation of the company. Therefore, the valuation of the Fund’s Portfolio Companies may be adjusted when a new valuation is set by the lead investor in the next funding round.
As such, the Adviser may use the market approach to estimate the fair value of the Fund’s Portfolio Companies by adjusting the valuation of the Portfolio Companies with each new funding round. However, while the valuation as of the latest funding round is a prominent factor in the Adviser’s valuation process, it is not the only factor that the Adviser considers when valuing its portfolio investments.
For investments in companies for which a recent financing transaction is unavailable, is not considered sufficiently relevant, or does not otherwise provide an appropriate indication of fair value, valuation methods utilized may include, but are not limited to the following: sales comparison approach; discounted cash flow method; hypothetical sales method; and appraisals received from one or more pricing services. In addition, the Fund may utilize: an analysis of financial ratios and valuation metrics of the Portfolio
Companies relative to peer companies that are public; an analysis of the Portfolio Companies’ most recent financial statements and forecasts; an analysis of the markets in which the Portfolio Company does business; and other relevant factors.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

The following is a summary of the Fund’s assets measured at fair value on a recurring basis as of June 30, 2026, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs used to determine the fair value of the Fund’s Level 3 investments as of June 30, 2026 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
Level 1 Level 2 Level 3 Total
Real Estate Co-Investment Joint Ventures $ – $ – $ 1,010,343 $ 1,010,343
Private Real Estate Senior Debt – – 39,281 39,281
Technology Private Equity Portfolio Company – – 19,312 19,312
Investment Company 100,537 – – 100,537
Short-Term Investment 112,971 – – 112,971
Total Investments $ 213,508 $ – $ 1,068,936 $ 1,282,444
Investment Fair Value Valuation Technique
Unobservable
Input
Range (Weighted
Average)
Impact to
Valuation
from an
Increase in
Input
(2)
Real Estate Co-Investment Joint Ventures $ 1,010,343 Direct Capitalization Capitalization Rate
(3)
5.5% Decrease
Discounted Cash Flow Discount Rate
(3)
6.7% – 8.3% (7.2%) Decrease
Sales Comparison Approach Price Per Unit
(3)
$209 – $322 ($293) Increase
Private Real Estate Senior Debt 39,281 Discounted Cash Flow/ Probability-
Weighted Scenario Analysis
Discount Rate 13.0% Decrease
Expected Time to
Payoff 0.12 Years Decrease
Probability of
Minimum-Multiple
on Payoff Scenario 80.0% Increase
Technology Private Equity Portfolio Company 19,312 Recent Transaction
(1)
Transaction Price N/A Increase
Total Investments
$ 1,068,936
(1)
Recent transaction represents investments held at the original transaction price, either from the Portfolio Company's funding round or a secondary seller, and other relevant market data.
(2)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(3)
Represents the significant unobservable input used to fair value the underlying real estate property of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of each joint venture as a whole.

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Restricted Securities
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Restricted securities held at June 30,
2026 are identified within the Consolidated Schedule of Investments.
Income Taxes
The Fund has elected and has qualified to be taxed as a REIT under the Code beginning with the taxable year ended December 31,
2021, and intends to continue to qualify as a REIT. To qualify as a REIT, the Fund must meet and continue to meet the requirements relating to the Fund’s organization, ownership, sources of income, nature of assets and distributions of income to shareholders of the Fund (“Shareholders”), including a requirement to distribute at least 90% of the Fund’s annual REIT taxable income to the
Shareholders (which is computed without regard to its deduction for dividends paid and its net capital gains). As a REIT, the Fund generally will not be subject to U.S. federal income tax on the income that it distributes to its Shareholders if it meets the applicable
REIT distribution and other requirements for qualification. Even if the Fund qualifies and maintains the tax status as a REIT, it may become subject to certain U.S. federal income taxes and related state and local taxes on its income and assets, on taxable income that the Fund does not distribute to its Shareholders, on net income from certain “prohibited transactions” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. The tax period for the taxable year ending December 31, 2022 and all tax periods following remain open to examination by the major taxing authorities in all jurisdictions where we are subject to taxation. For the open tax periods, the Fund has no uncertain tax positions that would require recognition in the consolidated financial statements.
Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Consolidated Statement of
Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties.
Real Estate Co-
Investment Joint
Ventures
Secured Promissory
Note
Private Real Estate
Senior Debt
Technology Private
Equity Portfolio
Company Total
Balance as of December 31, 2025 $ 1,161,895 $ – $ – $ – $ 1,161,895
Purchases 34,990 114,750 40,050
(1)
21,594 211,384
PIK Interest – – 1,057 – 1,057
Realized gain (loss) – – – – –
Net change in unrealized
appreciation/depreciation (161,145) – 3,174 (2,282) (160,253)
Return of capital distributions (25,397) – – – (25,397)
Sales/Settlements – (114,750) (5,000)
(1)
– (119,750)
Transfers into Level 3 – – – – –
Transfers out of Level 3 – – – – –
Balance as of June 30, 2026 $ 1,010,343 $ – $ 39,281 $ 19,312 $ 1,068,936
Net change in unrealized
appreciation/depreciation for the
six months ended June 30, 2026
related to Level 3 investments held
at June 30, 2026 $ ( 161 , 14 5 ) $ – $ 3,174 $ (2,282) $ (160,253)
(1)
Includes in-kind transactions.

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

Issuance of Shares
The Fund offers its common shares of limited liability company interests (“Shares”) on a continuous basis through the Fundrise
Platform, an investment platform available both online at www.fundrise.com and through various mobile applications owned and operated by the Sponsor. The price a Shareholder pays for Shares is based on the Fund’s NAV. The NAV of the Fund’s Shares is calculated daily on each day that the New York Stock Exchange is open for business. Cash received for investor subscriptions is recorded as Settling Subscriptions in the Consolidated Statement of Assets and Liabilities until settlement occurs and shares are issued.
Distributions To Shareholders
The Fund intends to make distributions necessary to maintain qualification for taxation as a REIT. The Fund expects that it will declare daily distributions to Shareholders of record as of close of business on each day, paid on a quarterly basis, or more or less frequently as determined by the Board, in arrears. The Board may authorize distributions in shares or in excess of those required for the Fund to maintain REIT tax status depending on the Fund’s financial condition and such other factors as the Board may deem relevant. The distribution rate may be modified by the Board from time to time. The Board reserves the right to change or suspend the distribution policy from time to time. Distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividend Reinvestment
The Fund operates under a dividend reinvestment policy administered by the Adviser. Pursuant to the policy, a Shareholder’s income dividends, capital gains or other distributions, net of any applicable U.S. withholding tax, can be reinvested in the Shares of the
Fund, provided that, if a Shareholder participates in an investment plan offered by the Adviser, such distributions will be reinvested in accordance with such investment plan. Unless a Shareholder elects to “opt in” to the Fund’s dividend reinvestment policy, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the policy. When the Fund declares a distribution payable in cash, the Shareholders enrolled in the dividend reinvestment plan will receive an equivalent amount in Shares from the Fund either newly issued or repurchased from Shareholders by the Fund or according to their investment plan, if applicable. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution (or the percentage of the distribution allocable to the Fund under the terms of the investment plan, if applicable) by the Fund’s NAV per share when the distribution is paid.
Shareholders who do not participate in the Fund’s dividend reinvestment policy will receive all dividends in cash.
Investment Income and Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales of investments are determined on a specific identification basis. Dividend income and distributions from investments are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Distributions received from investments generally are comprised of ordinary income and/
or return of capital. The Fund estimates the allocation of distributions between investment income and return of capital based on historical information or regulatory filings. These estimates may subsequently be revised based on actual allocations received from investments after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the reporting period of the Fund.
The Fund currently holds, and expects to hold in the future, some debt investments in its portfolio that contain Payment-in-Kind
(“PIK”) interest provisions. The PIK interest, computed at the contractual rate specified in each loan agreement, is added to the principal balance of the investment, rather than being paid in cash, and is recognized as interest income when earned. Thus, the actual collection of PIK interest may be deferred until the time of principal repayment. PIK interest, which is a non-cash source of income at the time of recognition, is included in the Fund’s taxable income and therefore affects the amount the Fund is required to distribute to its shareholders to maintain its qualification as a REIT for federal income tax purposes, even though the Fund has not yet collected the cash.
Generally, when interest and/or principal payments on an investment become past due, or if the Fund otherwise does not expect the borrower to be able to service its debt and other obligations, the Fund will place the investment on non-accrual status and will cease

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

recognizing interest income on that investment for financial reporting purposes until all principal and interest have been brought current through payment or through a restructuring such that the interest income is deemed to be collectible. The Fund writes off any accrued and uncollected interest when it is determined that the interest is no longer collectible.
Guarantees
The Fund has entered into two guarantee agreements in connection with a senior secured mortgage loan facility extended to several underlying real estate properties owned by the Real Estate Co-Investment Joint Ventures or certain entities affiliated with or managed by the Adviser, collectively, the “Borrowers”. Under the terms of the loan agreement, the Fund, alongside other entities affiliated with or managed by the Adviser, has provided guarantees of certain obligations of the Borrowers, through the date of the loan’s initial maturity, July 9, 2027, in addition to any subsequent borrower-elected maturity extensions. Consistent with the Fund’s investment strategy in utilizing debt financing at the property level, these guarantees were provided to enhance the credit profile of the Borrowers, facilitate access to more favorable financing terms, and obtain leverage to support its investment activities.
The Fund’s obligations as a guarantor include a springing recourse guarantee covering standard lender protection clauses. In the remote likelihood of wrongful action by the Borrowers, the Fund would be liable for repayment of its pro-rata share of all indebtedness under the loan. As of June 30, 2026, the maximum potential amount of future payments under this guarantee were approximately $174,011 (amount in thousands) , which represents the Fund’s allocated maximum exposure in the event of default by the Borrowers. This amount could rise to $183,624 (amount in thousands) , if the loan facility is fully drawn upon.
Additionally, the Fund is subject to a guaranty of interest and carry costs (the “Carry Guaranty”), which includes all interest payments due, any minimum return amounts, any interest due at the default rate, and any required deposits into the interest and carry reserve account. The Carry Guaranty is subject to termination upon the earliest of either (i) the full repayment of indebtedness, (ii) a valid tender, or (iii) the date that the underlying real estate properties achieve a debt yield of at least eight percent (8%) for two consecutive fiscal quarters. As of June 30, 2026, none of these termination conditions had been met, and the Carry Guaranty remained active.
Interest is paid at a floating rate based on Secured Overnight Financing Rate (“SOFR”) plus a spread of 3.15%. At June 30, 2026, the interest rate was approximately 6.8%. As of June 30, 2026, the maximum potential amount of future payments under this guarantee were approximately $12,248 (amount in thousands) , which represents the Fund’s pro-rata share of the maximum interest payments through initial maturity date, assuming full Borrower default and the interest rate above. This amount could rise to $12,925 (amount
in thousands) , if the loan facility is fully drawn upon. As of June 30, 2026, no property sales have occurred that would result in a minimum return payment, no default interest is due, and the interest and carry reserve account is fully funded.
Based on current information and analysis, management believes the likelihood of the Fund being required to perform under the guarantees is remote and that no material liability exists as of the reporting date. Accordingly, as of June 30, 2026, no liability has been recorded in the consolidated financial statements. The Fund continues to monitor the financial condition and performance of the Borrowers and will reassess the need to record a liability if future events or circumstances indicate a probable loss.
These debt arrangements also contain various financial and non-financial covenant requirements for the Fund. As of June 30, 2026, the Fund was in compliance with these covenants.
3. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Principal Risks” in the Fund’s Prospectus and Statement
of Additional Information dated May 1, 2026, and the Fund’s other filings with the SEC.
Non-Listed Closed-End Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and is designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, should not be considered to be a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per Share.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding shares at NAV, the number of shares tendered in connection with a repurchase offer may exceed the number of shares the Fund has offered to repurchase, in which case not all of a Shareholder’s shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. Hence, a Shareholder may not be able to sell their shares when or in the amount that they desire.
Non-Diversification Risk. As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. Further, a non-diversified fund is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. For these reasons, an investment in the Fund may fluctuate in value and have a greater degree of risk.
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a Shareholder invests. The value of the Fund’s investments may move up or down due to adverse market conditions, sometimes rapidly and unpredictably. At any point in time, shares may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Market risk also includes the risk that domestic, geopolitical and other events such as war, terrorism, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, or other disruptive events negatively impacting the securities markets, which may adversely affect the Fund’s business, results of operations and financial condition and cause the
Fund to lose value.
Real Estate Investment Risks Generally. The Fund’s investments are subject to the risks typically associated with real estate, which may affect the Fund’s operations or investments, including but not limited to: changes in certain economic, demographic or capital market conditions, a prolonged economic slowdown, recession or declining real estate values; future adverse national real estate trends; the leases on the properties underlying the Fund’s investments may not be renewed on favorable terms, or the occupancy rate of, or lease rates charged, at properties may change; change in supply of or demand for similar properties in a given market; risks of cost overruns and non-completion of the construction or renovation of properties; changes in interest rates and/or credit spreads;
lack of liquidity in real estate assets; property locations and conditions, ongoing operating costs, and expense of leasing, renovation or constructions; bankruptcies, financial difficulties or defaults by tenants, real estate operators, property managers or other parties involved in the Fund’s operations; costs of compliance with laws and regulations applicable to real estate investments, including changes in such laws or regulations; environmental liabilities of properties in which the Fund invests; and unforeseeable events such as civil disturbance, terrorism, natural disasters or general downturns in the real estate industry, value of properties, or public health crisis such as pandemics or endemics.
Commercial Real Estate Industry Risk. Commercial real estate is dependent on the commercial real estate industry generally, which in turn is dependent upon broad economic conditions. Challenging economic and financial market conditions may cause the Fund to experience an increase in the number of commercial real estate investments that result in losses, including delinquencies, non-
performing assets and a decrease in the value of the property or, in the case of Publicly Traded Real Estate Securities, collateral which secures its investments, all of which could adversely affect the Fund’s results of operations.
Risks Related to Specific Residential and Commercial Real Estate Property Types. The Fund intends to invest in a variety of residential and commercial real estate property types, which will expose the Fund to risks associated with residential and commercial real estate, including general risks affecting all types of residential and commercial real estate property.
Risk of Investing Through Real Estate Investment Vehicles. By investing in Real Estate Investment Vehicles (a “Vehicle”), the Fund
is indirectly exposed to risks associated with such Vehicles investments in residential and commercial real estate investments. Such investments may involve risks not otherwise present with other methods of investment, including: the Fund may not have sole decision-making authority with respect to such an investment, and a co-investor, joint venture partner or other investor (collectively,

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

“other investors”) in the Vehicle could take actions that decrease the value of the investment; other investors in the Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals; other investors in the Vehicle that control its management could become insolvent or bankrupt, or be subject to fraud or other misconduct that may have a material adverse effect on the Fund’s investment; under circumstances when no party has the power to control the Vehicle, an impasse could result regarding cash distributions, reserves or a proposed sale or refinancing of the investment, which could adversely impact the operations and profitability of the Vehicle; other investors in the Vehicle may be structured differently than the Fund for tax purposes, which could risk the Fund’s ability to qualify as a REIT for tax purposes; other investors managing the Vehicle may experience a change in control, which could result in new management; and the terms of a Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third-party when it desires on advantageous terms, which may result in reduced liquidity.
Risks of Investing in Portfolio Companies. The Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and consequently the reduction or loss of the Fund’s investment. The Adviser expects that the Fund’s holdings of Portfolio Companies may require several years to appreciate, and the Adviser can offer no assurance that such appreciation will occur. Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns.
Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses.
Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the
Portfolio Companies in which the Fund invests. Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products, services or technologies subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or infrastructure development or maintain their competitive position. Portfolio Companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, or may have significant capital requirements, which may render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products, services or technologies subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or infrastructure development or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
General SPV Risks. The Fund may invest in SPVs. Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series
LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose various limitations, and may place restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly.
Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.
General Co-Investment Vehicle Risks. The Fund may invest in CIVs, which are investments in a primary round of an issuer. CIVs are typically organized by a lead investor, such as a venture capital fund or institutional investor, that negotiates the terms of the investment with the issuer. Because the Fund will generally participate as a co-investor rather than as the lead investor, the Fund will have limited or no ability to negotiate the economic or governance terms of the investment, including valuation, liquidation preferences, anti-dilution protections, board representation and information rights.
As with our investments in SPVs, CIV investments will typically require us to bear a pro rata share of the CIV's expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because CIVs are organized by managers unaffiliated with us and we will typically be one of many investors in the CIV, in purchasing an CIV interest, we entrust all aspects of the management of the CIV to its manager. CIVs are generally organized as limited liability companies. Some CIVs in which we invest may impose various limitations, and may place restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, CIVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in CIV may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in a CIV, we own interests in the CIV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual CIVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the
Fund’s ability to acquire certain of the Publicly Traded Real Estate Securities at attractive prices, acquire or originate certain of the residential and commercial real estate debt investments at attractive prices, and enter into hedging transactions. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
Leverage Risk. The Fund may use leverage in connection with its investments. The Fund may employ leverage of not more than 33
⅓% of total assets as it is limited to 33 ⅓% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940
Act leverage), in order to provide more funds available for investment. Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Stock, if any, are borne entirely by holders of Shares.
Risks Related to the Fund’s Tax Status as a REIT. The Fund has elected to be taxed and has qualified for treatment each year as a
REIT under the Internal Revenue Code of 1986, as amended (defined above as the “Code”) beginning with its taxable year ended
December 31, 2021 and intends to continue to qualify as a REIT. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.
4. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares for the six months ended June 30, 2026 and for the year ended December 31, 2025 (all tabular amounts are in thousands except share data) :
As of June 30, 2026, the Sponsor held 10,000 of the Fund’s common shares. For the six months ended June 30, 2026, total distributions declared to the Sponsor were less than $1,000.
As of June 30, 2026 , the Fundrise Income Real Estate Fund, LLC (“the Income Fund”), an affiliated fund sponsored by the Adviser, held approximately 2,628,200 of the Fund’s common shares. For the six months ended June 30, 2026 , total distributions declared to the Income Fund were approximately $35 (amount in thousands) .
During the six months ended June 30, 2026 , the Fund sold approximately 1,524,132 shares to the Fundrise eREIT, LLC (the
“eREIT”), an affiliated fund sponsored by the Adviser. For the six months ended June 30, 2026 , total distributions declared to the
eREIT were approximately $19 (amount in thousands) .
5. Repurchase Offers
The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to
Shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at quarterly intervals a specified percentage of its outstanding shares at NAV (the “Repurchase Offer Policy”). The Repurchase Offer Policy provides that, once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless suspended or postponed in accordance with regulatory requirements. The Repurchase Offer Policy is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the
1940 Act).
To conduct a repurchase offer, the Fund will send a repurchase offer notice to Shareholders no less than 21 days and no more than 42 days before the date (the “Repurchase Request Deadline”) by which the Fund announces that Shareholders must tender their shares in response to such repurchase offer notice. The Fund must receive repurchase requests submitted by Shareholders in response to the Fund’s repurchase offer on or before the Repurchase Request Deadline.
The Repurchase Offer Policy provides that the repurchase pricing occurs no later than the 14th day after the Repurchase Request
Deadline or the next business day if the 14th day is not a business day (the “Repurchase Pricing Date”). The repurchase price of the shares will be the Fund’s NAV as of the close of the Repurchase Pricing Date.
The Board, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (“Repurchase Offer
Amount”) for a given Repurchase Request Deadline. If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the
Repurchase Offer Amount, or if Shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund
For the Six Months Ended June 30, 2026 For the Year Ended December 31, 2025
Common Shares
Shares Amount Shares Amount
Proceeds from sale of shares
8,612,963 $ 106 , 343 18,750,166 $ 220,607
Reinvestment of distributions
16,89 4 206 29,385 346
Total gross proceeds
8, 62 9, 85 7 106 , 549 18,779,551 220,953
Repurchase of shares
( 13 , 702 , 246 ) ( 169 , 265 ) (21,345,809) (251,584)
Net Proceeds from Common Shares
( 5 , 072 , 38 9 ) $ (62,716) (2,566,258) $ (30,631)

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

may accept all shares tendered for repurchase by Shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.
In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase outstanding shares that are tendered by the descendants or estate of a deceased shareholder (a “Legacy Repurchase”) in an additional amount approved by the Board, taking into account the liquidity of the Fund’s assets. In the event a Legacy Repurchase by a Fund is oversubscribed, the Fund will repurchase the shares tendered on a pro rata basis.
The Fund may not condition a repurchase offer upon the tender of any minimum number of shares. The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may in the future charge a repurchase fee of up to 2.00%, subject to approval of the Board.
The following table presents the repurchase offers that were completed during the six months ended June 30, 2026 (all tabular amounts are in thousands except share data) :
6. Investment Manager Fees and Other Related Party Transactions
Fundrise Advisors, LLC, Adviser
The Fund entered into an Investment Management Agreement with the Adviser. Pursuant to the Investment Management
Agreement, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee
(the “Management Fee”) of 0.85% of the Fund’s average daily net assets. The Management Fee will be calculated and accrued daily and payable monthly in arrears.
The Adviser and/or its affiliates may be entitled, under separate agreement, to certain fees as permitted by the 1940 Act or as otherwise permitted by applicable law and regulation. These may include fees and expenses associated with the acquisition, or origination, monitoring or management of real estate properties, construction, real estate development, special servicing of non-
performing assets (including, but not limited to, reimbursement of non-ordinary expenses and employee time required to special service a non-performing asset) whether or not the Fund ultimately acquires or originates the investment, and the sale of equity investments in real estate. No such fees were incurred or paid by the Fund to the Adviser or its affiliates for the six months ended
June 30, 2026.
The Adviser and Rise Companies entered into a Shared Services Agreement where Rise Companies will provide the Adviser with the personnel, services and resources necessary for the Adviser to comply with its obligations and responsibilities under the Second
Amended and Restated Operating Agreement (“Operating Agreement”) and Investment Management Agreement, which includes responsibility for operations of the Fund and performance of such services and activities relating to the investments and operations of the Fund as may be appropriate, including without limitation those services and activities listed in the Operating Agreement and
Investment Management Agreement.
The Fund will reimburse the Adviser for out-of-pocket expenses paid to third parties in connection with providing services to the
Fund. This does not include the Adviser’s overhead, employee costs borne by the Adviser, or utilities costs. Expense reimbursements
Repurchase Offers
Fourth Quarter
Repurchase
Commencement Date November 29, 2025
Repurchase Request Deadline December 31, 2025
Repurchase Pricing Date January 2, 2026
Amount Repurchased $ 69,259
Shares Repurchased 5,864,719
Repurchase Offers
First Quarter
Repurchase
Commencement Date February 25, 2026
Repurchase Request Deadline March 31, 2026
Repurchase Pricing Date April 1, 2026
Amount Repurchased $ 100,006
Shares Repurchased 7,837,527

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

payable to the Adviser also may include expenses incurred by the Sponsor in the performance of services pursuant to a shared services agreement between the Adviser and the Sponsor, including any increases in insurance attributable to the management or operation of the Fund. During the six months ended June 30, 2026, there were approximately $46 (amount in thousands) of expenses reimbursed to the Adviser pursuant to the shared services agreement.
The Fund invests in Fundrise Innovation Fund, LLC, an affiliated investment sponsored by the Adviser. As the Adviser receives management fees from Fundrise Innovation Fund, LLC, the Adviser has agreed to waive management fees payable by the Fund in an amount equal to the management fees earned by the Adviser on the Fund’s investment in Fundrise Innovation Fund, LLC. For the six months ended June 30, 2026, the Adviser waived fees of approximately $176 (amount in thousands) related to this affiliated investment and this waiver is not subject to recoupment.
Fundrise Real Estate, LLC
The Fund entered into a Real Estate Services Agreement (the “Agreement”) with Fundrise Real Estate, LLC (“the Vendor”), a wholly-
owned subsidiary of our Sponsor. Pursuant to the Agreement, the Vendor is entitled to Real Estate Operating Fees for performing certain real estate operating services for the Fund. Pursuant to the agreement, the Vendor is also entitled to reimbursement of third-
party costs and overhead associated with the performance of certain services outlined in the Agreement, paid no less frequently than quarterly.
Affiliated Investments
The Fund invests in one or more affiliated entities. As of June 30, 2026, the investments in affiliated entities consist of a registered investment company sponsored by the Adviser, and co-investments in joint ventures in exchange for membership interests.
Although the Fund holds ownership interests ranging from 20% to 95% in the joint venture entities, the Fund does not have the power to exercise control over management or policies of any such entity. Accordingly, all affiliated entities are classified as non-
controlled affiliated investments. The affiliated joint venture investments have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale. During the six months ended June 30, 2026, investments in affiliated entities were as follows (amounts in thousands):
7. Investments
The Fund gains exposure to private commercial real estate through co-investment arrangements, joint ventures or wholly owned subsidiaries (collectively, “Real Estate Investment Vehicles”). For the six months ended June 30, 2026, Real Estate Investment
Vehicles consist of entities in which the Fund co-invested alongside affiliates of the Fund, including those of the Adviser (“Real
Estate Co-Investment Joint Ventures”), pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser.
Instead of acquiring full ownership of private commercial real estate investments through a wholly owned entity, the Fund acquires partial interests by entering into co-investment agreements with affiliates of the Adviser. The Fund’s ownership percentage in the
Non-Controlled Affiliated Investments
Balance as
of December
31, 2025
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
Return of
Capital
Distributions
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of June 30,
2026
Total
Dividend
Income
Real Estate Co-Investment
Joint Ventures
Fundrise SFR JV 1, LLC $ 560,582 $ 19,800 $ – $ – $ (12,143) $ (81,774) $ 486,465 $ –
Fundrise MF JV 1, LLC 257,081 1,620 – – (2,908) (47,314) 208,479 –
Fundrise Industrial JV 2, LLC 195,978 7,470 – – (9,086) (19,815) 174,547 –
Fundrise SFR JV 2, LLC 117,039 4,560 – – (1,140) (9,440) 111,019 –
Fundrise SFR Dev JV 1, LLC 27,136 1,500 – – (120) (2,190) 26,326 –
Fundrise Industrial JV 1, LLC 4,079 40 – – – (612) 3,507 –
Investment Company
Fundrise Innovation Fund, LLC – 50,000 (192,885) 164,114 – 79,308 100,537 –
Total $ 1,161,895 $ 84,990 $ (192,885) $ 164,114 $ (25,397) $ (81,837) $ 1,110,880 $ –

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

Real Estate Co-Investment Joint Ventures will generally be pro rata to the amount of money the Fund applies to the origination or commitment amount for the underlying private commercial real estate or purchase price (including financing, if applicable) and the acquisition, construction, development, or renovation expenses, if any, of the underlying private commercial real estate, as applicable, owned by the Real Estate Co-Investment Joint Ventures. The Fund’s ownership in the Real Estate Co-Investment Joint
Ventures is passive in nature, and the Fund may have a greater economic interest but fewer control rights in the Real Estate Co-
Investment Joint Ventures than the affiliate in which the Fund co-invests alongside.
The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the
Fund and/or the Real Estate Co-Investment Joint Ventures to co-invest alongside certain entities affiliated with or managed by the
Adviser (REITs (each, an “eREIT®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.
The cost of purchases and proceeds from the sale of investments, other than short-term securities and in-kind transactions, for the six months ended June 30, 2026 amounted to $141,634 and $192,885, respectively (amounts in thousands) . For the six months ended
June 30, 2026, the cost of purchases and proceeds from sales of in-kind transactions were $5,750 and $5,000, respectively (amounts
in thousands).
As of June 30, 2026, Fundrise SFR JV 1, LLC, Fundrise MF JV 1, LLC, Fundrise Industrial JV 2, LLC and Fundrise SFR JV 2,
LLC, are deemed to be significant subsidiaries of the Fund in accordance with the definition of a “significant subsidiary” as defined by Regulation S-X 1-02(w)(2), Definitions of terms used in Regulation S-X (amendment effective January 1, 2021). Pursuant to
Regulation S-X Rule 4-08(g), Summarized financial information of subsidiaries not consolidated and 50 percent or less owned persons , summarized financial information for these significant subsidiaries is presented below. Regulation S-X 10-01(b), Interim
Financial Statements , also requires summarized interim income statement information for an unconsolidated subsidiary if separate audited financial statements of the subsidiary would otherwise be required for an annual period pursuant to Regulation S-X Rule
3-09.
The following tables show summarized financial statement information for Fundrise SFR JV 1, LLC, Fundrise MF JV 1, LLC,
Fundrise Industrial JV 2, LLC and Fundrise SFR JV 2, LLC for the six months ended June 30, 2026 (amounts in thousands):
Fundrise
SFR JV 1, LLC
Fundrise
MF JV 1, LLC
Fundrise Industrial
JV 2, LLC
Fundrise
SFR JV 2, LLC
Summary Statement of Assets and Liabilities
(1)
As of June 30, 2026 As of June 30, 2026 As of June 30, 2026 As of June 30, 2026
Total Assets $ 1,220,008 $ 420,084 $ 419,053 $ 161,584
Total Liabilities 831,216 259,869 263,168 92,685
Total Net Assets $ 388,792 $ 160,215 $ 155,885 $ 68,899
Summary Statement of Operations
(1)
For the Six Months
Ended June 30, 2026
For the Six Months
Ended June 30, 2026
For the Six Months
Ended June 30, 2026
For the Six Months
Ended June 30, 2026
Total revenue $ 51,490 $ 18,673 $ 12,548 $ 6,568
Operating expenses (33,545) (10,810) (4,297) (3,849)
Net Operating Income $ 17,945 $ 7,863 $ 8,251 $ 2,719
Interest expense (20,575) (7,413) (11,415) (2,538)
Depreciation and amortization expense (21,568) (7,931) (7,254) (2,390)
Gain (loss) on sale of real estate – – 10,740 –
Gain (loss) on extinguishment of debt – – (218) –
Gain (loss) on derivative financial instrument (3,224) – 8 (198)
Impairment loss – (4,047) – –
Other income and expense (165) (53) – 2
Net Income (Loss) $ (27,587) $ (11,581) $ 112 $ (2,405)
(1)
The unconsolidated subsidiary noted reports in accordance with U.S. GAAP, but does not fall within the scope of the accounting and reporting guidance in the ASC 946. The subsidiary is therefore not required to and has elected not to fair value its investments. Accordingly, the summarized income statement information shown for the unconsolidated subsidiary does not reflect fair value adjustments.

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

8 . Borrowings
On February 9, 2026 (the “Closing Date”), Holdco (the “Borrower”), a wholly-owned and consolidated subsidiary of the Fund, entered into a credit agreement (the “MidCap Credit Agreement”) with MidCap Financial Trust, as lender, administrative agent, and collateral agent. The MidCap Credit Agreement provides for:
On February 10, 2026, the Borrower drew down $75,000 (amount in thousands) of the Term Loan. On February 20, 2026, the
Borrower drew down $25,000 (amount in thousands) of the Revolving Credit Commitment. During the six months ended June
30, 2026, the Borrower made mandatory principal payments of $25,813 (amount in thousands) on the Term Loan pursuant to the
Collections-based prepayment mechanism described below, and repaid the Revolving Credit Commitment in full.
The following table presents the carrying value of borrowings as of June 30, 2026 (amounts in thousands) :
Interest Rate and Fees
Borrowings under the MidCap Credit Agreement bear interest at a floating rate based on three-month SOFR plus a spread of 5.25%, subject to a minimum SOFR floor of 2.00%, payable quarterly.
At the Borrower’s election, interest may be PIK by capitalizing accrued interest into the outstanding principal balance at the contract rate plus an additional 0.25%.
The Borrower incurs an unused revolving commitment fee of 0.75% per annum on the undrawn portion of the Revolving Credit
Commitment during any period in which the commitment is not fully utilized. For the six months ended June 30, 2026, the unused revolving commitment fee incurred was approximately $48 (amount in thousands) , and is recorded as Interest Expense - Credit
Facility in the Consolidated Statement of Operations.
For the six months ended June 30, 2026, borrowings under the MidCap Credit Agreement bore interest at a weighted average all-in rate of approximately 8.93% (weighted average three-month Term SOFR of approximately 3.68% plus a spread of 5.25%).
Mandatory Prepayment
The Borrower is required to apply cash proceeds from the disposition of portfolio investments and other qualifying collections
(“Collections”) to repay outstanding borrowings in accordance with a prepayment waterfall, applied first to the Revolving Credit
Commitment and then to the Term Loan. The required prepayment percentage increases as cumulative Collections grow relative to the Fund’s net asset value at the Closing Date, with 100% of Collections applied after the third anniversary of the Closing
Date. Mandatory prepayments from Collections are not subject to any prepayment premium. The MidCap Credit Agreement also provides for accelerated repayment of outstanding borrowings through early amortization upon certain events, including: quarterly net redemptions exceeding 7.5% of the Fund’s net asset value; trailing twelve-month net redemptions exceeding 12.5% of net asset value; the imposition of redemption gates; or certain cross-default events with respect to other material credit facilities. No such mandatory prepayment event had occurred as of June 30, 2026.
●
a $75,000 (amount in thousands) initial term loan (the “Term Loan”), maturing on February 8, 2030; and
●
a two-year $25,000 (amount in thousands) revolving credit commitment (the “Revolving Credit Commitment”) with a commitment termination date of February 9, 2028.
Principal Outstanding
Unamortized Debt
Issuance Costs Net Carrying Value
Term Loan $ 49,187 $ (2,300) $ 46,887
Revolving Credit Commitment – (684) (684)
Total Borrowings $ 49,187 $ (2,984) $ 46,203

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

Financial Covenants
The MidCap Credit Agreement requires the Fund to maintain: (i) a loan-to-value ratio (“LTV”) no greater than 12.50%, calculated as total outstanding borrowings divided by the Fund’s aggregate net asset value; (ii) a total consolidated portfolio LTV no greater than
62.50%; and (iii) a minimum of 40 eligible investments in its portfolio. The Fund was in compliance with all financial covenants as of June 30, 2026.
Collateral and Guaranty
The Borrower’s obligations under the MidCap Credit Agreement are secured by a first-priority perfected security interest in all
Collections and the Borrower’s collateral accounts. The Fund has provided a full, unconditional, and irrevocable guaranty of all obligations of the Borrower under the MidCap Credit Agreement.
Debt Issuance Costs
In connection with the closing of the MidCap Credit Agreement, the Fund incurred aggregate debt issuance costs of $3,394 (amount
in thousands) , which are amortized on a straight-line basis over the four-year term of the Term Loan and the two-year availability period of the Revolving Credit Commitment, respectively. For the six months ended June 30, 2026, amortization of debt issuance costs was approximately $410 (amount in thousands) , and is recorded as Interest Expense - Credit Facility in the Consolidated
Statement of Operations.
Contractual Maturity
The Term Loan matures on February 8, 2030. The MidCap Credit Agreement does not provide for a fixed annual principal amortization schedule; actual repayments prior to maturity are determined by the Collections-based mandatory prepayment mechanism. As of
June 30, 2026, the full outstanding principal balance of $49,187 (amount in thousands) is contractually due at maturity on February
8, 2030, subject to Collections-based prepayments in the interim. The Revolving Credit Commitment terminates on February 9,
2028; no amounts were outstanding as of June 30, 2026.
The following table presents the contractual principal maturities as of June 30, 2026:
As of June 30, 2026, the carrying value of the Term Loan approximates its fair value given its floating interest rate, which resets quarterly based on three-month Term SOFR.
9. Tax Basis Information
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net investment income (loss) or accumulated net realized gain (loss), as appropriate, in the period in which the differences arise.
Fiscal Year Ending Term Loan
2027
(1)
$ –
2028
(1)
–
2029
(1)
–
2030 (Term Loan maturity, February 8) 49,187
Thereafter –
Total Borrowings $ 49,187
(1) Mandatory Collections-based prepayments reduce the balance prior to maturity, but the amounts and timing are variable and cannot be scheduled. There are no contractually fixed annual principal payments.

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

As of December 31, 2025, the tax basis of distributable earnings (accumulated deficit) was as follows (amounts in thousands) :
As of December 31, 2025, the capital loss carryforwards were as follows (amounts in thousands) :
During the tax years presented below, the tax character of distributions paid by the Fund was as follows (amounts in thousands) :
As of June 30, 2026 , the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows (amounts in thousands) :
The difference between book-basis and tax-basis unrealized appreciation is attributable to the book/tax differences in the treatment of flow through income on certain investments.
10. Segment Reporting
The management committee of Fundrise Advisors, LLC, the Fund’s Adviser, acts as the Fund’s chief operating decision maker
(“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating and reportable segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The CODM assesses segment performance using the net increase (decrease) in net assets resulting from operations, which is reported in the Fund's Consolidated
Statement of Operations. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s consolidated financial statements.
Undistributed ordinary income (loss) $ (366,432)
Undistributed long-term capital gain (loss) –
Tax accumulated earnings (loss) $ (366,432)
Accumulated capital and other losses (2,992)
Other book/tax temporary differences
(1)
(513)
Net unrealized gain (loss) on investments
(2)
372,048
Total Distributable Earnings $ 2,110
(1)
Other book/tax differences are attributable to deductibility of various expenses.
(2)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the book/tax differences in the treatment of flow through income on certain investments.
Short-term $ 2,992
Long-term –
Total Capital Loss Carryforwards
(1)
$ 2,992
(1)
To the extent the Fund recognizes capital gains in future periods, they will be offset by unused capital loss carryforwards subject to IRC limitations.
For the Tax Year Ended
December 31, 2025
For the Tax Year Ended
December 31, 2024
Ordinary income $ – $ –
Long-term capital gain – –
Return of capital
(1)
$ 2,574 $ 3,548
Total Distributions Paid $ 2,574 $ 3,548
(1)
The difference between tax-basis distributions and book-basis distributions is due to the timing of when distributions are considered paid pursuant to
IRC section 858(a).
Cost of investments for tax purposes $ 991 , 341
Gross tax unrealized appreciation $ 422,418
Gross tax unrealized depreciation (131,315)
Net Tax Unrealized Appreciation $ 291 , 103

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Financial Statements (UNAUDITED)(Continued)
June 30, 2026

11. New Accounting Pronouncement
In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation
Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This guidance requires public business entities to disclose, in a tabular format, disaggregated information about certain expense categories presented on the face of the income statement. The guidance is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Fund is currently evaluating the implications, if any, of the additional requirements and its impact on the consolidated financial statements.
12. Subsequent Events
In connection with the preparation of the accompanying consolidated financial statements, the Fund has evaluated events and transactions occurring after the date of this report and through the date these consolidated financial statements were available to be issued and determined that no events have occurred that require disclosure other than the following.
Share Transactions
Following the date of this report, the following repurchase offers have occurred (all tabular amounts are in thousands except share data) :
Repurchase Offers
Second Quarter
Repurchase
Commencement Date June 5, 2026
Repurchase Request Deadline June 30, 2026
Repurchase Pricing Date July 1, 2026
Amount Repurchased $ 69,468
Shares Repurchased 5,544,121

Fundrise Real Estate Interval Fund, LLC
Additional Information (UNAUDITED)
June 30, 2026

1. Disclosure of Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available without charge, upon request, by calling
(202) 584-0550 or on the SEC’s website at http://www.sec.gov .
2. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the year ended June 30, 2026, is available
(1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundriseintervalfund.com and (3) on the SEC’s website at http://www.sec.gov . During the year ended June 30, 2026, the Fund did not have any investments that required the Fund to vote proxies, and therefore did not vote any proxies during such period.

FOR MORE INFORMATION
Investment Adviser
Fundrise Advisors, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
Fundrise Real Estate Interval Fund, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
(202) 584-0550
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants

Not applicable for the semi-annual reporting period.

Item 6. Investments

(a) The schedule of investments is included as part of the report to Shareholders filed under Item 1(a) of this form.

(b) There were no divestments of securities (as defined by Section 13(c) of the 1940 Act) for this semi-annual reporting period.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for the semi-annual reporting period.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for the semi-annual reporting period.

(b) As of August 25, 2026, there have been no changes in portfolio managers since the most recent annual report.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

There were no purchases of the Registrant’s equity securities by the Sponsor or other affiliated purchasers for this semi-annual reporting period.

Item 15. Submission of Matters to a Vote of Security Holders

As of August 25, 2026, there have been no material changes in the procedures by which Shareholders may recommend nominees to the Board of Directors.

Item 16. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fundrise Real Estate Interval Fund, LLC

By	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: President

Date	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: Principal Executive Officer

Date	August 25, 2026

By	/s/ Alison A. Staloch
Name: Alison A. Staloch
Title: Treasurer and Principal Financial Officer

Date	August 25, 2026